O 157 P-1
                       SUPPLEMENT DATED NOVEMBER 25, 2002
                              TO THE PROSPECTUS OF
                      FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
                             DATED FEBRUARY 1, 2002

The Prospectus is amended as follows:

I. On page 7 the sections "Annual Fund operating expenses (expenses deducted from Fund assets)" and "Example" under the heading "Fees and Expenses" are replaced with the following:

 ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

 Management fees/1                                        0.40%
 Distribution and service (12b-1) fees                    None
 Other expenses                                           0.24%
                                                     -------------
 Total annual Fund operating expenses/1                   0.64%
                                                     -------------

 1. For the fiscal year ended September 30, 2001, the manager had agreed in advance to waive its management fee and to assume as its own expense certain expenses otherwise payable by the Fund. With these reductions, there were no management fees and total annual Fund operating expenses were 0.00%. After September 30, 2001, the manager agreed to limit its management fees so that the annual Fund operating expenses do not exceed 0.25%. After September 30, 2002, the manager may end this arrangement at any time.

 EXAMPLE

 This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year;
o The Fund's operating expenses remain the same; and
o You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

       1 YEAR            3 YEARS           5 YEARS           10 YEARS
------------------------------------------------------------------------------
        $488              $621              $767              $1,189

II. On  page 11 the line  item  "Expenses  excluding  waiver  and  payments  by
affiliate"  in  the  "Financial   Highlights"  section  is  replaced  with  the
following:

                                                YEAR ENDED SEPTEMBER 30,
                                        ---------------------------------------
                                        2001    2000    1999   1998    1997
                                        --------------------------------------
  Expenses excluding waiver and         .64     .63     .70    .78     .86
  payments by affiliate ....

              Please keep this supplement for future reference.